LONG-TERM DEBT (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Aug. 04, 2011 Credit Facilities	Jun. 30, 2012 Guaranteed senior unsecured notes	Apr. 07, 2010 Guaranteed senior unsecured notes Y
Debt instrument
Outstanding notes								$ 600,000,000
Weighted average maturity term on guaranteed senior unsecured notes (in years)									9.84
Guaranteed senior unsecured notes, weighted average yield (as a percent)									6.59%
Amount available under credit facilities after amendment							1,200,000,000
Amount drawn down on the credit facility					230,000,000	320,000,000
Long-term debt interest costs	10,900,000	10,300,000	22,400,000	20,300,000
Interest expense capitalized to construction in progress	$ 300,000	$ 200,000	$ 500,000	$ 200,000